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                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 333-45946


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
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                          FS VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
           POLARIS VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
          POLARIS II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
        POLARIS CHOICE VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 27, 2005
         FSA ADVISOR VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
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                         FS VARIABLE ANNUITY ACCOUNT TWO
                                SUPPLEMENT TO THE
          FSA VISTA VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 31, 2005
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THE THIRD PARAGRAPH UNDER THE SUBHEADING TITLED "WHERE YOU CAN FIND MORE
INFORMATION" LOCATED IN THE "FINANCIAL STATEMENTS" SECTION OF THE PROSPECTUS IS HEREBY DELETED.


Date:  March 28, 2006


                Please keep this Supplement with your Prospectus

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